VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET
As of June 30, 2020, the Company leased in two vessels on long-term time charter from SFL (December 2019: three vessels) which are classified as finance leases.

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2019	484,065	(65,675)	418,390
Additions	45	—
Lease termination	(40,412)	20,682
Trafigura asset acquisition	(339,818)	6,267
Depreciation	—	(7,282)
Balance at June 30, 2020	103,880	(46,008)	57,872

The outstanding obligations under finance leases as of June 30, 2020 are payable as follows:

(in thousands of $)
Year 1	11,705
Year 2	10,946
Year 3	11,705
Year 4	11,737
Year 5	10,946
Thereafter	19,217
Minimum lease payments	76,256
Less: imputed interest	(16,282)
Present value of obligations under finance leases	59,974

The outstanding obligations under finance leases as of December 31, 2019 are payable as follows:

(in thousands of $)
2020	291,964
2021	17,557
2022	16,419
2023	17,557
2024	16,468
Thereafter	25,920
Minimum lease payments	385,885
Less: imputed interest	(25,975)
Present value of obligations under finance leases	359,910

The Company recognized the following income (expenses) in relation to the amortization of finance lease assets and obligations in the six months ended June 30, 2020 and June 30, 2019:

(in thousands of $)	June 30, 2020	June 30, 2019
Depreciation of vessels under finance leases	(7,282)	(5,967)
Interest expense on obligations under finance leases	(4,833)	(3,552)
Contingent rental income (expense)	(8,270)	2,555
Gain on termination of vessel lease	7,409	—
Total finance lease expense, net	(12,976)	(6,964)
The remaining periods on these leases as of June 30, 2020 was approximately seven years (December 31, 2019: zero to seven years). The weighted average discount rate in relation to the vessels leased from SFL is 7.5%.